Related party transactions (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of related party transactions [Line Item]
Current receivables due from related parties	$ 38,945	$ 223,672
Minco Base Metal [Member]
Disclosure of related party transactions [Line Item]
Current receivables due from related parties	0	163,167
Minco Silver Corp [Member]
Disclosure of related party transactions [Line Item]
Current receivables due from related parties	0	163,167
Current payables to related parties	$ 27,523	$ 205,145